Long-term interest bearing debt and interest expenses - Narrative (Details)	12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended					12 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended		3 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Loans Payable NOK1,500 Million Floating Interest Rate Bond NOK	Dec. 31, 2014 Loans Payable US $600 Million Unsecured Bond USD ($)	Jan. 31, 2014 Loans Payable US $600 Million Unsecured Bond USD ($)	Dec. 31, 2014 Senior Notes $1,000 Million 5-5/8% Senior Notes USD ($)	Dec. 31, 2014 Senior Notes $500 Million 6-1/8% Senior Notes USD ($)	Oct. 30, 2013 NIBOR Loans Payable NOK1,500 Million Floating Interest Rate Bond	Apr. 30, 2011 Secured Debt Credit Facility US$2,000	Dec. 31, 2014 Secured Debt Credit Facility US$2,000 USD ($)	Apr. 30, 2011 Secured Debt LIBOR Credit Facility US$2,000	Dec. 31, 2014 Majority Shareholder USD ($)	Dec. 31, 2013 Majority Shareholder USD ($)	Dec. 31, 2012 Majority Shareholder USD ($)	Apr. 30, 2011 Majority Shareholder Loans Payable US $500 Million Fixed Interest Bond USD ($)	Jan. 31, 2014 Majority Shareholder Loans Payable US $500 Million Fixed Interest Bond USD ($)	Dec. 01, 2012 Majority Shareholder Loans Payable US $27.5 Million Shareholder Loan USD ($)	Dec. 31, 2014 Majority Shareholder Secured Debt Credit Facility US$2,000 USD ($)	Dec. 31, 2014 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Nov. 20, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Jun. 28, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Jun. 27, 2013 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Mar. 31, 2012 Majority Shareholder Revolving Credit Facility US $85 Million Unsecured Revolving Shareholder Loan USD ($)	Dec. 31, 2014 Majority Shareholder Revolving Credit Facility LIBOR US $85 Million Unsecured Revolving Shareholder Loan	Dec. 31, 2014 Parent Company Loans Payable NOK1,500 Million Floating Interest Rate Bond	Oct. 30, 2013 Parent Company Loans Payable NOK1,500 Million Floating Interest Rate Bond NOK	Jan. 31, 2014 Parent Company Loans Payable US $600 Million Unsecured Bond	Dec. 31, 2014 Parent Company Loans Payable US $600 Million Unsecured Bond USD ($)	Jan. 31, 2014 Parent Company Loans Payable US $600 Million Unsecured Bond USD ($)	Jan. 01, 2014 Parent Company Loans Payable US $600 Million Unsecured Bond	Apr. 30, 2011 Parent Company Loans Payable US $500 Million Fixed Interest Bond USD ($)	Oct. 17, 2013 SF Linus Ltd Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2014 SF Linus Ltd Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Oct. 17, 2013 SF Linus Ltd Revolving Credit Facility LIBOR US $475 Million Revolving Credit Facility	Dec. 31, 2014 SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)	Mar. 31, 2014 SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)	Dec. 31, 2014 SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)	Jun. 28, 2013 SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)	Feb. 28, 2014 SF Linus Ltd Affiliated Entity Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Jun. 30, 2014 SF Linus Ltd Affiliated Entity Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2014 SF Linus Ltd Affiliated Entity Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Feb. 28, 2014 Ship Finance SF Linus Ltd Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2014 Ship Finance SF Linus Ltd Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Oct. 17, 2013 Ship Finance SF Linus Ltd Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Feb. 28, 2014 Ship Finance SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan	Jun. 28, 2013 Ship Finance SF Linus Ltd Affiliated Entity Loans Payable US $195 Million Loan USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 2,000,000,000									$ 85,000,000	$ 85,000,000	$ 335,000,000	$ 200,000,000	$ 200,000,000									$ 475,000,000
Repayments of Lines of Credit																																								40,000,000		23,700,000
Line of Credit Facility, Increase (Decrease), Net																																									40,000,000
Term of debt										6 years																							5 years
Balloon payment to be paid											1,000,000,000																						192,000,000
Description of variable rate basis									NIBOR			Libor													Libor										LIBOR
Basis spread on variable rate									4.40%			2.00%													3.00%										2.75%
Long-term debt, fair value				1,500,000,000
Debt instrument, ownership percentage																										5.50%		31.10%	31.10%
Debt face amount					600,000,000	600,000,000	1,000,000,000	500,000,000								500,000,000		27,500,000									11,000,000		186,600,000	188,600,000		500,000,000							195,000,000					451,300,000	475,000,000		195,000,000
Repayments of long-term debt																																				125,000,000	70,000,000						40,000,000
Long term debt to related party	322,700,000	700,000,000																																				125,000,000
Debt instrument, settlement premium																	22,500,000
Debt Instrument, redemption price																100.00%
Proceeds from related party loan	40,000,000	193,500,000	0										142,000,000	355,000,000	682,500,000					12,000,000
Repayment of related party loan	110,000,000	21,600,000	0										517,000,000	659,400,000	530,000,000					17,000,000
Amount outstanding																				0														451,300,000
Coupon rate (as a percent)				6.18%		6.25%										7.75%		4.00%													6.25%	7.75%														4.50%
Debt Instrument, covenant compliance, cash and cash equivalents																			$ 150,000,000
Debt Instrument, covenant compliance, net debt to EBITDA											4.5
Debt Instrument, covenant compliance, EBITDA to interest expense ratio											2.5
Debt Instrument, covenant compliance, liabilities to assets ratio, minimum											1
Debt Instrument, covenant compliance, current assets, minimum percent of shares listed											20.00%
Debt Instrument, covenant compliance, current assets, minimum percent of companies owned											20.00%
Debt Instrument, covenant compliance, equity, minimum				30.00%